Risks, Liquidity, and Going Concern (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks, Liquidity, and Going Concern [Abstract]
Risks, Liquidity, and Going Concern
2. Risks, Liquidity, and Going Concern
The Company has incurred recurring losses and negative cash flows from operations since inception and had an accumulated deficit of $720.1 million as of June 30, 2026. The Company expects to continue to incur net losses and negative cash flows from operations for the foreseeable future.
The Company’s operations have historically consisted primarily of conducting preclinical studies, developing licensed technology, conducting clinical trials, and developing and manufacturing of clinical supply to support clinical trials. The Company faces risks associated with early-stage biotechnology companies whose product candidates are in development. Product candidates require significant additional research and development efforts and establishing manufacturing capacity and regulatory approval prior to commercialization. These efforts would require significant amounts of additional capital for the Company and even if the Company’s efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
On March 5, 2021, the Company entered into a Sales Agreement, or the Sales Agreement, with Cowen and Company, LLC, or Cowen, relating to the applicable terms of at-the-market equity offerings, or the ATM Facility, pursuant to which the Company may, but is not obligated to, offer and sell, from time to time, shares of its common stock with an aggregate offering price up to $125.0 million through Cowen, as sales agent in the ATM Facility. The Company is currently limited in its capacity to offer and sell shares of its common stock under the Sales Agreement pursuant to the prospectus supplement to its shelf registration statement on Form S-3, filed on March 4, 2024. As of June 30, 2026, $15.8 million of capacity remains available to be sold under the ATM Facility.
These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or GAAP, assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In accordance with the Financial Accounting Standards Board’s, or FASB, Accounting Standards Codification, or ASC, Subtopic 205-40, Presentation of Financial Statements - Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company incurred net losses of approximately $7.8 million and $9.4 million for the three months ended June 30, 2026 and 2025, respectively, and $15.4 million and $24.8 million for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026, the Company had cash and cash equivalents totaling $24.2 million, which may not be sufficient to fund the Company’s operating expense and capital expenditure requirements for at least the twelve months following the date these consolidated financial statements are issued. The Company’s ability to continue as a going concern will depend on its ability to complete the Merger (including Remix’s related sale of common stock and issuance of convertible promissory notes) or otherwise obtain substantial additional funding. There can be no assurance that the Company will be able to complete the Merger or Remix’s ability to complete their sale of common stock and issuance of convertible promissory notes on a timely basis, on acceptable terms, or at all.
If the Company does not complete the proposed transaction with Remix and until such time, if ever, as the Company can generate substantial product revenue, the Company expects to finance its operations through a combination of equity offerings, debt financings, collaborations, strategic alliances, reverse merger or other business combination transactions, and marketing, distribution or licensing arrangements. To the extent that the Company raises additional capital through the sale of equity or convertible debt securities, existing stockholders’ ownership interest will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect existing stockholders’ rights as common stockholders. Debt financing and preferred equity financing, if available, may involve agreements that include covenants limiting or restricting its ability to take specific actions, such as incurring additional debt, making acquisitions or capital expenditures or declaring dividends. If the Company raises additional funds through collaborations, strategic alliances or marketing, distribution or licensing arrangements with third parties, the Company may have to relinquish valuable rights to its technologies, future revenue streams, research programs or drug candidates, or grant licenses on terms that may not be favorable to the Company. If the Company pursues another reverse merger or other business combination transaction similar to the proposed Merger, the Company may be subject to significant transaction costs, stockholders may experience substantial dilution, management team may change, and the Company may not achieve the anticipated benefits of such a transaction.
As a result, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

2. Risks and Liquidity
The Company has incurred recurring losses and negative cash flows from operations since inception and had an accumulated deficit of $704.8 million as of December 31, 2025. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates currently in development. Substantial additional capital will be needed by the Company to fund its operations and to develop its product candidates.
The Company’s operations have consisted primarily of conducting preclinical studies, developing licensed technology, conducting clinical trials, and the development and manufacturing of clinical supply to support clinical trials. The Company faces risks associated with early-stage biotechnology companies whose product candidates are in development. Product candidates currently under development will require significant additional research and development efforts and establishing manufacturing capacity and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital for the Company to complete its research and development, achieve its regulatory objectives, defend its intellectual property rights, and recruit and retain skilled personnel, and key members of management. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
On March 5, 2021, the Company entered into a Sales Agreement, or the Sales Agreement, with Cowen and Company, LLC, or Cowen, relating to the applicable terms of at-the-market equity offerings, or the ATM Facility, pursuant to which the Company may, but is not obligated to, offer and sell, from time to time, shares of its common stock with an aggregate offering price up to $125.0 million through Cowen, as sales agent in the ATM Facility. The Company issued 300,000 shares of its common stock under the ATM Facility, resulting in net proceeds of $8.7 million, after deducting offering costs of $0.3 million in March 2024. The Company is currently limited in its capacity to offer and sell shares of its common stock under the Sales Agreement pursuant to the prospectus supplement to its shelf registration statement on Form S-3, filed on March 5, 2025.
The Company plans to seek additional funding through public or private equity offerings, debt financings, other collaborations, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding or prospects of funding are unfavorable, the Company could be required to further delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospects.
In accordance with the Financial Accounting Standards Board’s, or FASB, Accounting Standards Codification, or ASC, Topic 205-40, Presentation of Financial Statements – Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As of the issuance date of these financial statements, the Company expects that its cash and cash equivalents will be sufficient to fund its forecasted operating expenses and capital expenditure requirements for at least the next 12 months from the issuance date of these financial statements.